Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Share Option Activity

The following table summarizes the share option activities for the years ended December 31, 2017, 2018 and 2019:

				Weighted
		Weighted	Weighted-	average
		average	average	remaining	Aggregate
	Number of	exercise	grant-date	contractual life	intrinsic
	share options	price (USD)	fair value (USD)	(years)	value (In thousands)
Outstanding, January 1,2017	1,493,470	2.65	—	3.39	6
Vested and expected to vest at January 1,2017	1,440,923	2.67	0.85	3.24	6
Exercisable at January 1, 2017	1,217,050	2.70	0.84	3.20	6
Forfeited	(109,925)	2.89
Expired	(989,730)	2.28
Exercised	(4,000)	0.83
Outstanding, December 31,2017	389,815	3.90	—	1.64	—
Vested and expected to vest at December 31, 2017	389,693	3.90	0.95	1.64	—
Exercisable at December 31, 2017	389,190	3.90	0.95	1.64	—
Expired	(373,315)	3.89
Outstanding, December 31, 2018	16,500	3.97	—	1.37	—
Vested and expected to vest at December 31, 2018	16,500	3.97	1.56	1.37	—
Exercisable at December 31, 2018	16,500	3.97	1.56	1.37	—
Expired	(6,500)	3.97
Outstanding, December 31, 2019	10,000	3.97	—	1.16	—
Vested and expected to vest at December 31, 2019	10,000	3.97	1.01	1.16	—
Exercisable at December 31, 2019	10,000	3.97	1.01	1.16	—

Schedule of Recognized Compensation Costs

Total compensation costs recognized for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Years ended December 31,
(In thousands)	2017	2018	2019
Sales and marketing expenses	88	404	381
General and administrative expenses	5,800	2,245	2,453
Research and development expenses	2,442	2,645	2,594
Total	8,330	5,294	5,428

2013 Plan
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2017, 2018 and 2019 is presented below:

Number of
restricted shares
Unvested at January 1, 2017	1,714,535
Vested	(996,835)
Forfeited	(129,940)
Unvested at December 31, 2017	587,760
Expected to vest at December 31, 2017	499,596
Unvested at January 1, 2018	587,760
Vested	(525,140)
Forfeited	(28,445)
Unvested at December 31, 2018	34,175
Expected to vest at December 31, 2018	29,049
Unvested at January 1, 2019	34,175
Vested	(27,475)
Forfeited	(6,700)
Unvested at December 31, 2019	—
Expected to vest at December 31, 2019	—

2010 Plan
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2017, 2018 and 2019 is presented below:

		Weighted-Average
	Number of	Grant-Date Fair
	restricted shares	Value
Unvested at January 1, 2017	943,220
Expected to vest at January 1, 2017	801,737
Granted	2,050,000	0.69
Vested	(115,125)
Forfeited	(1,605,945)
Unvested at December 31, 2017	1,272,150
Expected to vest at December 31, 2017	1,081,327
Granted	6,750,520	2.32
Vested	(267,630)
Forfeited	(1,103,000)
Unvested at December 31, 2018	6,652,040
Expected to vest at December 31, 2018	5,654,234
Granted	800,000	0.81
Vested	(1,296,540)
Forfeited	(971,000)
Unvested at December 31, 2019	5,184,500
Expected to vest at December 31, 2019	4,406,825

2014 Plan
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2018 and 2019 is presented below:

Number of
restricted
shares
Unvested at January 1,2017	10,276,300
Vested	(2,447,950)
Forfeited	(2,022,000)
Unvested at December 31, 2017	5,806,350
Expected to vest at December 31, 2017	4,935,398
Unvested at January 1, 2018	5,806,350
Vested	(2,086,450)
Forfeited	(243,250)
Unvested at December 31, 2018	3,476,650
Expected to vest at December 31, 2018	2,955,153
Unvested at January 1, 2019	3,476,650
Vested	(1,318,450)
Forfeited	(837,000)
Unvested at December 31, 2019	1,321,200
Expected to vest at December 31, 2019	1,123,020